OTHER LONG-TERM LIABILITIES - Segmented Asset Retirement Obligations (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Asset retirement obligations	$ 3,886	$ 4,327	$ 3,243	$ 2,950
North America
Disclosure of operating segments [line items]
Asset retirement obligations	1,665	1,840
North Sea
Disclosure of operating segments [line items]
Asset retirement obligations	707	755
Offshore Africa
Disclosure of operating segments [line items]
Asset retirement obligations	134	245
Oil Sands Mining and Upgrading
Disclosure of operating segments [line items]
Asset retirement obligations	1,379	1,486
Midstream
Disclosure of operating segments [line items]
Asset retirement obligations	$ 1	$ 1